Summary of Intangibles, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Intangible Assets [Line Items]
Balance at beginning period	$ 12,804	$ 14,875	$ 9,697
Amortization	(2,071)	(2,071)
Balance at end of period	10,733	12,804	9,697
Show Production Rights
Intangible Assets [Line Items]
Balance at beginning period	5,005	7,076
Amortization	(2,071)	(2,071)
Balance at end of period	2,934	5,005
Water Rights
Intangible Assets [Line Items]
Balance at beginning period	6,400	6,400
Amortization
Balance at end of period	6,400	6,400
Trademarks
Intangible Assets [Line Items]
Balance at beginning period	1,399	1,399
Amortization
Balance at end of period	$ 1,399	$ 1,399